UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	VANGUARD INSTITUTIONAL INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Institutional Index Fund
Schedule of Investments

March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.6%)

Auto & Transportation (2.5%)
United Parcel Service, Inc.	5,136,144	$373,603
FedEx Corp.	1,382,906	129,924
Ford Motor Co.	8,402,283	95,198
Burlington Northern Santa Fe Corp.	1,736,097	93,628
Union Pacific Corp.	1,197,609	83,473
Harley-Davidson, Inc.	1,339,963	77,396
General Motors Corp.	2,592,240	76,186
Norfolk Southern Corp.	1,837,116	68,065
PACCAR, Inc.	797,045	57,698
Southwest Airlines Co.	3,381,057	48,146
CSX Corp.	989,412	41,209
Genuine Parts Co.	802,040	34,881
Delphi Corp.	2,570,985	11,518
* Navistar International Corp.	301,294	10,967
* The Goodyear Tire & Rubber Co.	805,326	10,751
Dana Corp.	688,059	8,800
Cooper Tire & Rubber Co.	321,897	5,910
Visteon Corp.	594,551	3,395
* Delta Air Lines, Inc.	635,756	2,575

		1,233,323

Consumer Discretionary (13.7%)
Wal-Mart Stores, Inc.	15,545,970	779,009
Home Depot, Inc.	10,076,831	385,338
* Time Warner, Inc.	21,089,674	370,124
Viacom Inc. Class B	7,788,207	271,263
The Walt Disney Co.	9,395,289	269,927
Gillette Co.	4,549,136	229,640
The News Corp., Inc.	13,225,586	223,777
* eBay Inc.	5,554,031	206,943
Target Corp.	4,109,071	205,536
* Yahoo! Inc.	5,983,687	202,847
Lowe's Cos., Inc.	3,546,249	202,455
McDonald's Corp.	5,837,757	181,788
Kimberly-Clark Corp.	2,208,726	145,180
Carnival Corp.	2,417,785	125,265
Cendant Corp.	4,842,414	99,463
Costco Wholesale Corp.	2,167,850	95,776
* Starbucks Corp.	1,834,112	94,750
Avon Products, Inc.	2,164,110	92,927
Gannett Co., Inc.	1,152,745	91,159
NIKE, Inc. Class B	1,054,230	87,828
Clear Channel Communications, Inc.	2,418,731	83,374
* Kohl's Corp.	1,495,702	77,223
The McGraw-Hill Cos., Inc.	873,920	76,249
Omnicom Group Inc.	855,019	75,686
Waste Management, Inc.	2,608,252	75,248
Best Buy Co., Inc.	1,370,009	73,994
The Gap, Inc.	3,379,685	73,812
* Electronic Arts Inc.	1,413,383	73,185
Staples, Inc.	2,272,369	71,421
Yum! Brands, Inc.	1,336,972	69,268
J.C. Penney Co., Inc. (Holding Co.)	1,310,462	68,039
Marriott International, Inc. Class A	922,239	61,661
* Sears Holdings Corp.	453,934	60,450
Starwood Hotels & Resorts Worldwide, Inc.	975,249	58,544
* Apollo Group, Inc. Class A	766,723	56,783
Tribune Co.	1,368,833	54,575
TJX Cos., Inc.	2,210,964	54,456
* Bed Bath & Beyond, Inc.	1,388,608	50,740
* Coach, Inc.	877,412	49,688
May Department Stores Co.	1,339,822	49,600
Federated Department Stores, Inc.	776,472	49,415
Eastman Kodak Co.	1,315,747	42,827
Limited Brands, Inc.	1,752,137	42,577
International Game Technology	1,582,580	42,192
Mattel, Inc.	1,911,194	40,804
Hilton Hotels Corp.	1,764,461	39,436
* Univision Communications Inc.	1,338,624	37,066
Harrah's Entertainment, Inc.	522,032	33,713
Nordstrom, Inc.	578,208	32,021
* Office Depot, Inc.	1,434,561	31,819
R.R. Donnelley & Sons Co.	987,859	31,236
* Fisher Scientific International Inc.	538,046	30,625
Dollar General Corp.	1,382,628	30,293
Black & Decker Corp.	368,101	29,076
Cintas Corp.	685,161	28,304
Newell Rubbermaid, Inc.	1,261,338	27,674
VF Corp.	458,646	27,124
* AutoZone Inc.	310,789	26,635
* Toys R Us, Inc.	986,507	25,412
Leggett & Platt, Inc.	875,435	25,283
New York Times Co. Class A	668,732	24,462
* Interpublic Group of Cos., Inc.	1,941,301	23,839
Family Dollar Stores, Inc.	769,432	23,360
Knight Ridder	346,217	23,283
Tiffany & Co.	667,713	23,049
Darden Restaurants Inc.	677,668	20,791
Whirlpool Corp.	306,491	20,759
Wendy's International, Inc.	522,907	20,414
Liz Claiborne, Inc.	497,912	19,981
Robert Half International, Inc.	737,070	19,871
* AutoNation, Inc.	1,035,764	19,617
Jones Apparel Group, Inc.	561,676	18,810
Alberto-Culver Co. Class B	388,377	18,588
RadioShack Corp.	725,954	17,786
International Flavors & Fragrances, Inc.	405,844	16,031
Hasbro, Inc.	764,635	15,637
The Stanley Works	344,417	15,592
* Monster Worldwide Inc.	552,964	15,511
OfficeMax, Inc.	428,122	14,342
Circuit City Stores, Inc.	876,220	14,063
Sabre Holdings Corp.	602,602	13,185
Reebok International Ltd.	256,673	11,371
Meredith Corp.	208,382	9,742
* Convergys Corp.	651,116	9,721
* Allied Waste Industries, Inc.	1,244,207	9,095
Dillard's Inc.	323,889	8,713
Snap-On Inc.	265,707	8,447
* Big Lots Inc.	517,665	6,222
Maytag Corp.	364,710	5,095
Viacom Inc. Class A	36,030	1,262
News Corp., Inc., Class B	4,500	79

		6,817,241

Consumer Staples (7.4%)
Altria Group, Inc.	9,492,528	620,716
The Procter & Gamble Co.	11,575,640	613,509
The Coca-Cola Co.	10,395,767	433,192
PepsiCo, Inc.	7,700,937	408,381
Walgreen Co.	4,687,134	208,202
Anheuser-Busch Cos., Inc.	3,565,329	168,961
Colgate-Palmolive Co.	2,411,650	125,816
Sysco Corp.	2,922,869	104,639
CVS Corp.	1,836,043	96,613
General Mills, Inc.	1,675,557	82,354
Sara Lee Corp.	3,621,455	80,251
Kellogg Co.	1,610,663	69,693
ConAgra Foods, Inc.	2,365,327	63,911
Hershey Foods Corp.	1,004,059	60,705
H.J. Heinz Co.	1,606,228	59,173
Wm. Wrigley Jr. Co.	897,695	58,862
* The Kroger Co.	3,360,189	53,864
The Clorox Co.	703,361	44,305
Campbell Soup Co.	1,494,454	43,369
Reynolds American Inc.	534,176	43,049
UST, Inc.	758,279	39,203
* Safeway, Inc.	2,052,374	38,030
Albertson's, Inc.	1,688,135	34,860
Coca-Cola Enterprises, Inc.	1,617,623	33,194
Molson Coors Brewing Co. Class B	368,217	28,415
The Pepsi Bottling Group, Inc.	906,826	25,255
Brown-Forman Corp. Class B	413,489	22,639
McCormick & Co., Inc.	621,968	21,414
SuperValu Inc.	619,757	20,669

		3,703,244

Financial Services (20.8%)
Citigroup, Inc.	23,978,009	1,077,572
Bank of America Corp.	18,601,379	820,321
American International Group, Inc.	11,951,977	662,259
JPMorgan Chase & Co.	16,307,253	564,231
Wells Fargo & Co.	7,781,727	465,347
Wachovia Corp.	7,275,761	370,409
Morgan Stanley	5,106,255	292,333
American Express Co.	5,383,250	276,538
U.S. Bancorp	8,504,924	245,112
Fannie Mae	4,441,696	241,850
Merrill Lynch & Co., Inc.	4,271,601	241,773
The Goldman Sachs Group, Inc.	2,054,716	225,998
Freddie Mac	3,157,286	199,540
Allstate Corp.	3,116,929	168,501
Washington Mutual, Inc.	4,007,363	158,291
First Data Corp.	3,679,746	144,651
MBNA Corp.	5,863,242	143,943
Prudential Financial, Inc.	2,404,701	138,030
Metropolitan Life Insurance Co.	3,363,419	131,510
Automatic Data Processing, Inc.	2,675,860	120,280
Lehman Brothers Holdings, Inc.	1,266,927	119,294
St. Paul Travelers Cos., Inc.	3,072,278	112,845
SunTrust Banks, Inc.	1,556,464	112,174
The Bank of New York Co., Inc.	3,572,314	103,776
Fifth Third Bancorp	2,395,467	102,957
BB&T Corp.	2,517,031	98,366
SLM Corp.	1,972,697	98,319
The Hartford Financial Services Group Inc.	1,357,086	93,042
National City Corp.	2,726,937	91,352
Countrywide Financial Corp.	2,663,882	86,470
AFLAC Inc.	2,303,255	85,819
Capital One Financial Corp.	1,134,521	84,828
Progressive Corp. of Ohio	918,735	84,303
Golden West Financial Corp.	1,295,811	78,397
Marsh & McLennan Cos., Inc.	2,426,749	73,822
The Chubb Corp.	878,990	69,677
Regions Financial Corp.	2,131,582	69,063
State Street Corp.	1,530,389	66,909
PNC Financial Services Group	1,296,911	66,765
Franklin Resources Corp.	907,757	62,318
Simon Property Group, Inc. REIT	1,014,850	61,480
KeyCorp	1,864,387	60,499
North Fork Bancorp, Inc.	2,159,431	59,903
Equity Office Properties Trust REIT	1,850,261	55,748
Mellon Financial Corp.	1,944,381	55,493
Charles Schwab Corp.	5,268,304	55,370
CIGNA Corp.	603,783	53,918
Loews Corp.	732,597	53,875
ACE Ltd.	1,304,132	53,822
Paychex, Inc.	1,632,114	53,566
The Principal Financial Group, Inc.	1,374,659	52,911
Bear Stearns Co., Inc.	519,917	51,940
Moody's Corp.	629,571	50,907
XL Capital Ltd. Class A	638,045	46,174
M & T Bank Corp.	451,055	46,035
* SunGard Data Systems, Inc.	1,325,572	45,732
Comerica, Inc.	781,172	43,027
AmSouth Bancorp	1,629,805	42,293
Equity Residential REIT	1,297,916	41,806
Northern Trust Corp.	932,722	40,517
Marshall & Ilsley Corp.	952,957	39,786
Synovus Financial Corp.	1,425,353	39,710
H & R Block, Inc.	757,919	38,336
Sovereign Bancorp, Inc.	1,720,198	38,120
Ambac Financial Group, Inc.	498,550	37,267
CIT Group Inc.	967,761	36,775
Lincoln National Corp.	800,254	36,123
* Fiserv, Inc.	886,393	35,278
MBIA, Inc.	645,541	33,749
T. Rowe Price Group Inc.	568,068	33,732
Aon Corp.	1,452,537	33,176
Cincinnati Financial Corp.	728,787	31,782
ProLogis REIT	843,571	31,296
Archstone-Smith Trust REIT	916,158	31,250
Jefferson-Pilot Corp.	626,180	30,714
Plum Creek Timber Co. Inc. REIT	843,149	30,100
Zions Bancorp	412,252	28,454
SAFECO Corp.	583,364	28,416
MGIC Investment Corp.	443,980	27,380
Torchmark Corp.	495,147	25,847
Compass Bancshares Inc.	566,880	25,736
Huntington Bancshares Inc.	1,063,592	25,420
UnumProvident Corp.	1,364,876	23,230
* Providian Financial Corp.	1,345,478	23,088
First Horizon National Corp.	564,877	23,041
* E*TRADE Financial Corp.	1,698,886	20,387
Equifax, Inc.	619,913	19,025
Apartment Investment & Management Co. Class A RE	438,183	16,300
Janus Capital Group Inc.	1,082,411	15,100
Federated Investors, Inc.	435,903	12,340
Ryder System, Inc.	293,616	12,244
Dow Jones & Co., Inc.	323,421	12,086

		10,369,289

Health Care (12.6%)
Johnson & Johnson	13,645,563	916,436
Pfizer Inc.	34,235,203	899,359
* Amgen, Inc.	5,748,593	334,626
Abbott Laboratories	7,153,789	333,510
Merck & Co., Inc.	10,132,525	327,990
Medtronic, Inc.	5,550,374	282,792
UnitedHealth Group Inc.	2,943,620	280,762
Eli Lilly & Co.	5,198,002	270,816
Wyeth	6,131,056	258,608
Bristol-Myers Squibb Co.	8,967,073	228,302
* WellPoint Inc.	1,399,628	175,443
Schering-Plough Corp.	6,768,771	122,853
Cardinal Health, Inc.	1,989,890	111,036
Guidant Corp.	1,480,502	109,409
* Boston Scientific Corp.	3,487,673	102,154
Aetna Inc.	1,351,027	101,259
HCA Inc.	1,889,019	101,195
Baxter International, Inc.	2,843,941	96,637
* Zimmer Holdings, Inc.	1,132,200	88,096
* Caremark Rx, Inc.	2,096,817	83,411
Stryker Corp.	1,719,528	76,708
* Gilead Sciences, Inc.	1,986,303	71,110
Becton, Dickinson & Co.	1,160,551	67,799
* Genzyme Corp.-General Division	1,137,521	65,112
* Medco Health Solutions, Inc.	1,263,461	62,630
* St. Jude Medical, Inc.	1,655,871	59,611
* Forest Laboratories, Inc.	1,612,570	59,584
* Biogen Idec Inc.	1,530,503	52,818
McKesson Corp.	1,354,489	51,132
Quest Diagnostics, Inc.	418,727	44,021
Biomet, Inc.	1,159,770	42,100
Allergan, Inc.	604,074	41,965
C.R. Bard, Inc.	480,525	32,714
* Express Scripts Inc.	349,146	30,442
* Laboratory Corp. of America Holdings	619,320	29,851
Health Management Associates Class A	1,119,158	29,300
AmerisourceBergen Corp.	508,876	29,154
* MedImmune Inc.	1,140,915	27,165
IMS Health, Inc.	1,064,003	25,951
* Tenet Healthcare Corp.	2,149,498	24,784
* Chiron Corp.	677,066	23,738
* Humana Inc.	737,715	23,563
* Hospira, Inc.	715,026	23,074
Mylan Laboratories, Inc.	1,235,044	21,885
Bausch & Lomb, Inc.	245,805	18,018
* Watson Pharmaceuticals, Inc.	501,603	15,414
Manor Care, Inc.	394,816	14,356
* Millipore Corp.	228,025	9,896
* King Pharmaceuticals, Inc.	1,107,607	9,204

		6,307,793

Integrated Oils (6.0%)
ExxonMobil Corp.	29,300,903	1,746,334
ChevronTexaco Corp.	9,656,959	563,097
ConocoPhillips Co.	3,193,004	344,334
Occidental Petroleum Corp.	1,823,027	129,745
Unocal Corp.	1,241,848	76,610
Marathon Oil Corp.	1,592,252	74,708
Amerada Hess Corp.	390,880	37,607

		2,972,435

Other Energy (2.7%)
Schlumberger Ltd.	2,705,732	190,700
Devon Energy Corp.	2,200,221	105,061
Halliburton Co.	2,315,097	100,128
Apache Corp.	1,497,995	91,722
Burlington Resources, Inc.	1,775,622	88,905
Valero Energy Corp.	1,177,603	86,283
Anadarko Petroleum Corp.	1,086,779	82,704
* Transocean Inc.	1,473,720	75,838
Baker Hughes, Inc.	1,551,648	69,033
Kerr-McGee Corp.	748,990	58,668
EOG Resources, Inc.	1,096,551	53,446
XTO Energy, Inc.	1,593,893	52,343
Williams Cos., Inc.	2,617,010	49,226
BJ Services Co.	745,081	38,655
* Nabors Industries, Inc.	649,379	38,404
* National-Oilwell Varco Inc.	769,624	35,941
Noble Corp.	621,981	34,962
Sunoco, Inc.	318,223	32,942
El Paso Corp.	2,950,086	31,212
Rowan Cos., Inc.	491,296	14,704
* Calpine Corp.	2,440,735	6,834
* Dynegy, Inc.	1,531,972	5,990

		1,343,701

Materials & Processing (3.8%)
E.I. du Pont de Nemours & Co.	4,575,112	234,429
Dow Chemical Co.	4,375,996	218,143
Alcoa Inc.	3,999,450	121,543
Newmont Mining Corp. (Holding Co.)	2,037,430	86,081
International Paper Co.	2,250,186	82,784
Monsanto Co.	1,221,866	78,810
Weyerhaeuser Co.	1,114,025	76,311
Masco Corp.	2,055,524	71,265
Praxair, Inc.	1,481,222	70,891
Archer-Daniels-Midland Co.	2,859,749	70,293
Air Products & Chemicals, Inc.	1,044,569	66,111
PPG Industries, Inc.	794,855	56,848
Phelps Dodge Corp.	443,316	45,099
Rohm & Haas Co.	892,330	42,832
Georgia Pacific Group	1,191,452	42,285
Nucor Corp.	732,628	42,170
American Standard Cos., Inc.	826,318	38,407
Ecolab, Inc.	1,012,768	33,472
Freeport-McMoRan Copper & Gold, Inc. Class B	821,008	32,520
MeadWestvaco Corp.	929,457	29,575
Avery Dennison Corp.	466,058	28,863
Vulcan Materials Co.	472,225	26,837
United States Steel Corp.	523,746	26,632
Sherwin-Williams Co.	580,578	25,540
Fluor Corp.	391,917	21,724
Eastman Chemical Co.	357,030	21,065
Ball Corp.	503,613	20,890
Ashland, Inc.	303,837	20,500
* Sealed Air Corp.	382,777	19,881
Sigma-Aldrich Corp.	315,856	19,346
Temple-Inland Inc.	262,487	19,043
Engelhard Corp.	559,709	16,808
* Pactiv Corp.	679,922	15,876
Bemis Co., Inc.	490,386	15,261
Louisiana-Pacific Corp.	507,498	12,759
Allegheny Technologies Inc.	410,493	9,897
Great Lakes Chemical Corp.	235,860	7,576
* Hercules, Inc.	513,459	7,435

		1,875,802

Producer Durables (4.1%)
United Technologies Corp.	2,350,420	238,944
The Boeing Co.	3,819,970	223,315
Caterpillar, Inc.	1,573,882	143,916
Emerson Electric Co.	1,924,385	124,950
* Applied Materials, Inc.	7,653,437	124,368
Illinois Tool Works, Inc.	1,260,683	112,869
Lockheed Martin Corp.	1,842,222	112,486
Northrop Grumman Corp.	1,653,267	89,243
Deere & Co.	1,132,865	76,049
Danaher Corp.	1,262,885	67,451
* Xerox Corp.	4,392,449	66,546
Ingersoll-Rand Co.	795,324	63,348
Pitney Bowes, Inc.	1,059,493	47,804
* Lexmark International, Inc.	581,210	46,479
* Agilent Technologies, Inc.	1,983,603	44,036
* KLA-Tencor Corp.	902,063	41,504
Pulte Homes, Inc.	546,740	40,256
Rockwell Collins, Inc.	818,005	38,929
Dover Corp.	934,371	35,310
Parker Hannifin Corp.	551,142	33,576
Centex Corp.	580,307	33,234
Cooper Industries, Inc. Class A	425,176	30,409
W.W. Grainger, Inc.	382,569	23,823
KB HOME	190,823	22,414
American Power Conversion Corp.	824,651	21,532
Goodrich Corp.	550,933	21,095
Molex, Inc.	769,183	20,276
* Waters Corp.	554,458	19,844
* Thermo Electron Corp.	732,698	18,530
Novellus Systems, Inc.	640,333	17,116
Pall Corp.	568,014	15,405
Cummins Inc.	196,018	13,790
* Teradyne, Inc.	889,645	12,989
Tektronix, Inc.	409,536	10,046
* Andrew Corp.	737,715	8,639

		2,060,521

Technology (13.4%)
Microsoft Corp.	46,432,046	1,122,263
International Business Machines Corp.	7,491,725	684,594
Intel Corp.	28,574,380	663,783
* Cisco Systems, Inc.	29,661,252	530,640
* Dell Inc.	11,283,968	433,530
Hewlett-Packard Co.	13,313,592	292,100
QUALCOMM Inc.	7,552,347	276,793
* Oracle Corp.	20,619,433	257,331
Texas Instruments, Inc.	7,898,956	201,344
Motorola, Inc.	11,251,190	168,430
* Apple Computer, Inc.	3,750,121	156,268
* EMC Corp.	11,038,790	135,998
General Dynamics Corp.	918,540	98,330
Raytheon Co.	2,078,837	80,451
Adobe Systems, Inc.	1,116,912	75,023
* Corning, Inc.	6,467,880	71,988
* Symantec Corp.	3,255,357	69,437
Computer Associates International, Inc.	2,442,400	66,189
* Sun Microsystems, Inc.	15,497,653	62,610
Analog Devices, Inc.	1,709,594	61,785
Maxim Integrated Products, Inc.	1,499,116	61,269
* Lucent Technologies, Inc.	20,329,370	55,906
Linear Technology Corp.	1,409,051	53,981
Electronic Data Systems Corp.	2,375,153	49,094
Xilinx, Inc.	1,599,194	46,744
* Network Appliance, Inc.	1,680,108	46,472
Rockwell Automation, Inc.	803,052	45,485
* Veritas Software Corp.	1,937,391	44,986
* Computer Sciences Corp.	876,920	40,207
* Broadcom Corp.	1,333,893	39,910
L-3 Communications Holdings, Inc.	528,280	37,518
* Intuit, Inc.	850,132	37,210
* Altera Corp.	1,707,636	33,777
National Semiconductor Corp.	1,629,676	33,588
Autodesk, Inc.	1,052,606	31,326
* Affiliated Computer Services, Inc. Class A	581,013	30,933
* Advanced Micro Devices, Inc.	1,806,398	29,119
* Micron Technology, Inc.	2,815,365	29,111
* NCR Corp.	854,244	28,822
* Freescale Semiconductor, Inc.	1,520,688	26,232
* Avaya Inc.	2,198,536	25,679
* Jabil Circuit, Inc.	841,852	24,010
* Comverse Technology, Inc.	906,707	22,867
* Siebel Systems, Inc.	2,361,270	21,558
Scientific-Atlanta, Inc.	696,566	19,657
* Citrix Systems, Inc.	778,334	18,540
* Mercury Interactive Corp.	386,520	18,313
* NVIDIA Corp.	762,646	18,120
Applera Corp.-Applied Biosystems Group	900,602	17,778
* QLogic Corp.	420,714	17,039
Symbol Technologies, Inc.	1,111,559	16,106
* Tellabs, Inc.	2,116,270	15,449
* Solectron Corp.	4,448,158	15,435
* BMC Software, Inc.	1,014,798	15,222
* Compuware Corp.	1,774,389	12,776
* Sanmina-SCI Corp.	2,397,825	12,517
PerkinElmer, Inc.	593,459	12,243
* JDS Uniphase Corp.	6,618,647	11,053
* Unisys Corp.	1,545,372	10,910
* Novell, Inc.	1,737,532	10,356
* LSI Logic Corp.	1,763,610	9,859
* ADC Telecommunications, Inc.	3,717,758	7,398
* PMC Sierra Inc.	824,460	7,255
* Parametric Technology Corp.	1,240,484	6,934
* Gateway, Inc.	1,371,167	5,526
* Freescale Semiconductor Inc.	320,600	5,434
* Applied Micro Circuits Corp.	1,413,408	4,650
* CIENA Corp.	2,625,220	4,515

		6,697,776

Utilities (7.0%)
Verizon Communications Inc.	12,710,978	451,240
SBC Communications Inc.	15,158,905	359,114
* Comcast Corp. Class A	9,210,841	311,142
BellSouth Corp.	8,404,831	220,963
Sprint Corp.	6,782,584	154,304
* Nextel Communications, Inc.	5,170,512	146,946
Exelon Corp.	3,050,793	140,001
Duke Energy Corp.	4,304,304	120,564
Dominion Resources, Inc.	1,563,110	116,342
Southern Co.	3,408,991	108,508
TXU Corp.	1,102,223	87,770
ALLTEL Corp.	1,388,229	76,144
FPL Group, Inc.	1,795,331	72,083
Entergy Corp.	978,139	69,115
AT&T Corp.	3,672,073	68,851
FirstEnergy Corp.	1,513,405	63,487
American Electric Power Co., Inc.	1,759,323	59,923
Public Service Enterprise Group, Inc.	1,093,800	59,492
PG&E Corp.	1,655,474	56,452
Edison International	1,494,996	51,906
* AES Corp.	2,976,838	48,761
Progress Energy, Inc.	1,133,978	47,570
Consolidated Edison Inc.	1,113,150	46,953
PPL Corp.	868,043	46,866
Ameren Corp.	895,828	43,905
Sempra Energy	1,092,057	43,508
Constellation Energy Group, Inc.	810,940	41,926
Kinder Morgan, Inc.	503,714	38,131
DTE Energy Co.	798,424	36,312
Cinergy Corp.	877,910	35,573
Xcel Energy, Inc.	1,838,802	31,591
* Comcast Corp. Special Class A	940,053	31,398
KeySpan Corp.	737,678	28,747
* Qwest Communications International Inc.	7,664,900	28,360
NiSource, Inc.	1,244,200	28,355
CenturyTel, Inc.	616,411	20,243
Citizens Communications Co.	1,539,034	19,915
Pinnacle West Capital Corp.	419,530	17,834
CenterPoint Energy Inc.	1,325,437	15,945
TECO Energy, Inc.	946,754	14,845
* Allegheny Energy, Inc.	629,789	13,011
* CMS Energy Corp.	986,702	12,867
NICOR Inc.	202,312	7,504
Peoples Energy Corp.	173,877	7,289

		3,501,756

Other (5.6%)
General Electric Co.	48,637,070	1,753,853
Tyco International Ltd.	9,238,348	312,256
3M Co.	3,544,633	303,740
Honeywell International Inc.	3,904,242	145,277
Fortune Brands, Inc.	664,918	53,612
Johnson Controls, Inc.	877,307	48,919
Textron, Inc.	620,494	46,301
Eaton Corp.	701,681	45,890
ITT Industries, Inc.	423,410	38,209
Brunswick Corp.	444,844	20,841

		2,768,898

TOTAL COMMON STOCKS
(Cost $43,892,361)		49,651,779

TEMPORARY CASH INVESTMENTS (1.0%)

Money Market Funds (1.0%)
Vanguard Market Liquidity Fund, 2.748%**	491,611,440	491,611

	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)
Federal Home Loan Bank †
(1) 2.555%, 4/20/2005	$10,000	9,985
Federal Home Loan Bank †
(1) 2.945%, 7/5/2005	10,000	9,916

		19,901

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $511,521)		511,512

TOTAL INVESTMENTS (100.6%)
(Cost $44,403,882)		50,163,291

OTHER ASSETS AND LIABILITIES--NET (-0.6%)		(285,625)

NET ASSETS (100%)		$49,877,666

* Non-income-producing security.

** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

† The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer ’s line-of-credit) would require congressional action.

(1) Security segregated as initial margin for open futures contracts.

REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $44,403,882,000. Net unrealized appreciation of investment securities for tax purposes was $5,759,409,000, consisting of unrealized gains of $10,351,249,000 on securities that had risen in value since their purchase and $4,591,840,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	455	$134,669	($2,402)
E-mini S&P 500 Index	1,309	77,486	(692)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.